INCOME TAXES (Details 2) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	$ 45,279,182	$ 16,113,387
Non-capital loss carry-forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	42,692,305	13,179,076
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	2,394,797	2,855,363
Long term investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	192,080	0
Plant and Equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets through acquisition	$ 0	$ 78,948